Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of components of inventories

The components of inventories as of March 31, 2015 and March 31, 2014 are below:

	March 31, 2015	March 31, 2014

World of Beer	$88,235	$—
Finished goods- Phase III	116,901	74,197
Less reserve for obsolescence	(90,000)	(44,107)
Less reserve for abandoned inventory	(2,339)	—

Total inventories	$112,797	$30,090

Schedule of accounting recognition asset are expensed

Any incurred costs that are at best uncertain and fail to satisfy the suggested measurability test for accounting recognition as an asset are expensed.

	2015	2014
Propery Description	Amount	Amount

Pre-opening labor costs	$66,734	$—
Franchise fees	45,000	—
Training fees	28,857	—
Legal fees	22,615	—
Start-up costs	19,557	—
Other	25,181	—
Accumulated amortization	(3,885)	—

Total	$204,059	$—

Summarizes the components of the company's trademarks
The following table summarizes the components of the Company’s trademarks:

	March 31, 2015	March 31, 2014

Trademark costs	$32,151	$32,151
Less accumulated amortization	(27,614)	(27,317)
Total Trademarks - Net	$4,537	$4,834